OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2024
OTHER LIABILITIES
Schedule of other liabilities

	June 30, 2024	June 30, 2023
Other tax payable	$2,576,283	$1,535,202
Accrued payroll	346,297	149,761
Legal fee payable	319,599	321,430
Loans payable	543,517	58,660
Audit fee payable	—	50,000
Rental and property management fee payable	244,445	245,846
Deposit payable for goods	1,206,973	421,905
Other payables	218,188	96,220
	$5,455,302	$2,879,024